Annual Total Returns[BarChart] - Balanced Allocation Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.01%	11.79%	10.08%	3.53%	(3.43%)	7.00%	12.30%	(4.89%)	17.33%	10.66%